Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 166.1% (100.0% of Total Investments)
X 358,289,247 MUNICIPAL BONDS - 166.1%  (100.0% of Total Investments)
X 358,289,247
Consumer Staples - 6.2% (3.7% of Total Investments)
$ 1,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.625%, 5/15/43
10/23 at 100.00 $ 1,005,020
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
500 5.250%, 6/01/32 9/23 at 100.00 490,015
705 5.625%, 6/01/47 9/23 at 100.00 675,164
5,135 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
9/23 at 100.00 4,720,041
6,645 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
9/23 at 100.00 6,412,558
Total Consumer Staples 13,302,798
Education and Civic Organizations - 13.2% (8.0% of Total Investments)
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 917,330
Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High
School, Series 2017:
1,105 4.000%, 1/01/37 1/27 at 100.00 1,101,762
565 4.000%, 1/01/40 1/27 at 100.00 536,247
245 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
10/23 at 100.00 240,411
1,000 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/43
1/28 at 100.00 1,043,640
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52
10/32 at 100.00 1,409,400
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 1,485,920
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/36
6/27 at 100.00 502,770
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 742,943
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 835,670
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,544,325
1,515 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 1,591,008
9,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39, (UB) (c)
4/27 at 100.00 9,451,530
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 921,330
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
1,500 5.000%, 7/01/35, 144A 7/25 at 100.00 1,472,340
4,000 5.000%, 7/01/45, 144A 7/25 at 100.00 3,685,320
Total Education and Civic Organizations 28,481,946

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 28.5% (17.1% of Total Investments)
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
$ 1,550 5.000%, 7/01/29 No Opt. Call $ 1,675,286
2,000 4.000%, 7/01/39 7/30 at 100.00 1,935,420
225 4.000%, 7/01/40 7/30 at 100.00 215,107
2,055 4.000%, 7/01/45 7/30 at 100.00 1,891,463
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
1,470 5.000%, 7/01/34 7/29 at 100.00 1,571,504
1,205 4.000%, 7/01/37 7/29 at 100.00 1,153,691
1,000 4.000%, 7/01/43 7/29 at 100.00 913,660
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,709,357
2,700 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,339,982
4,005 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 3,900,750
2,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 2,410,125
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 1,899,440
2,500 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,250,475
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,513,825
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
195 5.000%, 1/01/31 1/27 at 100.00 201,963
4,885 5.000%, 1/01/47 1/27 at 100.00 4,908,790
1,575 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55
1/32 at 100.00 1,326,890
2,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 1,869,460
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
875 4.000%, 7/01/36 7/30 at 100.00 881,116
5,000 4.000%, 7/01/51 7/30 at 100.00 4,588,000
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,030,180
1,440 5.000%, 6/15/35 6/26 at 100.00 1,477,022
1,360 4.000%, 6/15/37 6/26 at 100.00 1,269,846
5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 4,509,600
3,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/42
10/32 at 100.00 3,141,990
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
1,150 4.000%, 11/01/38 11/29 at 100.00 1,133,521
2,000 4.000%, 11/01/39 11/29 at 100.00 1,954,900

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
$ 1,500 5.000%, 1/01/33 1/26 at 100.00 $ 1,539,090
1,000 5.000%, 1/01/35 1/26 at 100.00 1,025,010
2,000 4.000%, 1/01/37 1/26 at 100.00 1,978,560
1,215 5.000%, 1/01/44 1/26 at 100.00 1,223,250
Total Health Care 61,439,273
Housing/Multifamily - 13.1% (7.9% of Total Investments)
1,080 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 952,452
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,000 3.500%, 3/01/35 3/24 at 100.00 963,710
1,000 3.625%, 3/01/39 3/24 at 100.00 902,110
900 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 821,997
2,750 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,474,312
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,382,535
1,700 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,469,072
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.800%, 9/01/44
3/28 at 100.00 2,597,730
1,855 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.500%, 7/01/45
7/29 at 100.00 1,253,498
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,000,700
Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project
Series 2023A:
7,650 4.000%, 7/01/48 - AGM Insured, (UB) (c) 7/33 at 100.00 7,168,433
2,600 4.125%, 7/01/58 - AGM Insured, (UB) (c) 7/33 at 100.00 2,442,050
5,000 4.375%, 7/01/63 - AGM Insured, (UB) (c) 7/33 at 100.00 4,812,450
Total Housing/Multifamily 28,241,049
Long-Term Care - 7.8% (4.7% of Total Investments)
3,225 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/42
6/29 at 103.00 2,846,224
700 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020, 4.000%, 10/01/45
10/26 at 103.00 607,418
1,155 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/40
12/27 at 103.00 965,811
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/47
6/27 at 103.00 723,440
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 882,980
Lexington Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Kendal at
Lexington Retirement Community Inc., Refunding Series
2022. Forward Delivery:
1,120 4.000%, 1/01/42 1/29 at 103.00 921,849
1,000 4.000%, 1/01/48 1/29 at 103.00 775,510

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
$ 625 5.000%, 1/01/49 1/24 at 104.00 $ 493,700
2,700 5.250%, 1/01/54 1/24 at 104.00 2,162,403
Prince William County Industrial Development Authority,
Virginia, Residential Care Facility Revenue Bonds,
Westminster at Lake Ridge, Refunding Series 2016:
670 5.000%, 1/01/37 1/25 at 102.00 587,784
2,000 5.000%, 1/01/46 1/25 at 102.00 1,601,040
2,920 Suffolk Economic Development Authority, Virginia, Retirement Facilities
First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church
Homes and Services Obligated Group, Refunding Series 2016, 5.000%,
9/01/31
9/24 at 102.00 2,781,242
1,900 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/51
7/27 at 103.00 1,560,755
Total Long-Term Care 16,910,156
Tax Obligation/General - 3.8% (2.3% of Total Investments)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
3,300 0.000%, 7/01/33 7/31 at 89.94 2,010,690
4,000 4.000%, 7/01/33 7/31 at 103.00 3,745,520
1,000 4.000%, 7/01/41 7/31 at 103.00 864,750
380 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/33
No Opt. Call 444,912
1,000 Virginia State, General Obligation Bonds, Series 2022A, 5.000%, 6/01/52 6/32 at 100.00 1,085,010
Total Tax Obligation/General 8,150,882
Tax Obligation/Limited - 24.5% (14.7% of Total Investments)
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,730 5.000%, 2/15/35 8/27 at 100.00 1,858,851
1,340 5.000%, 2/15/37 8/27 at 100.00 1,426,001
1,000 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 1,001,680
1,150 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
10/23 at 100.00 1,117,490
1,500 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 1,549,995
1,685 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 1,573,402
4,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 4,022,520
395 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 370,972
1,000 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/33
12/26 at 100.00 1,021,800
2,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.000%, 7/01/45
7/30 at 100.00 2,137,940
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/57
7/32 at 100.00 2,764,740
1,000 Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1, 7.750%, 9/01/44, 144A
9/32 at 110.31 1,080,360
910 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/35, 144A
3/25 at 100.00 886,722

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 440 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call $ 441,575
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
360 4.500%, 9/01/28, 144A 9/27 at 100.00 354,982
3,000 5.000%, 9/01/45, 144A 9/27 at 100.00 2,759,730
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 986,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
22 0.000%, 7/01/24 No Opt. Call 21,290
96 0.000%, 7/01/27 No Opt. Call 82,174
94 0.000%, 7/01/29 7/28 at 98.64 73,543
219 0.000%, 7/01/31 7/28 at 91.88 156,552
136 0.000%, 7/01/33 7/28 at 86.06 88,011
3,609 0.000%, 7/01/51 7/28 at 30.01 745,908
8,320 5.000%, 7/01/58 7/28 at 100.00 8,073,728
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
1,550 4.329%, 7/01/40 7/28 at 100.00 1,471,880
150 4.536%, 7/01/53 7/28 at 100.00 135,756
62 4.784%, 7/01/58 7/28 at 100.00 58,118
1,500 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 1,518,975
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,259,555
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 3,678,290
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 1,949,900
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 2,066,260
35 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
10/23 at 100.00 35,019
120 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 118,006
300 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 300,702
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2018, 4.000%, 5/15/38
5/28 at 100.00 998,920
2,470 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A., 5.250%, 7/15/53
7/33 at 100.00 2,679,505
920 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/36
12/26 at 100.00 955,622
Total Tax Obligation/Limited 52,822,724
Transportation - 49.4% (29.8% of Total Investments)
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
375 4.000%, 7/01/34 7/26 at 100.00 378,817
400 4.000%, 7/01/35 7/26 at 100.00 402,716
250 4.000%, 7/01/38 7/26 at 100.00 246,548
1,500 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call 1,502,520

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
$ 5,320 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 $ 5,423,527
1,705 5.000%, 7/01/46 7/26 at 100.00 1,722,613
4,200 5.000%, 7/01/51 7/26 at 100.00 4,229,820
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
2,000 4.750%, 7/15/32 7/28 at 100.00 2,079,060
1,000 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,029,770
4,225 4.875%, 7/15/40 7/28 at 100.00 4,288,164
Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
4,500 4.000%, 10/01/44 10/29 at 100.00 4,182,390
3,335 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 3,045,955
Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
4,000 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,569,240
11,825 0.000%, 10/01/34 - AGC Insured No Opt. Call 7,622,631
1,135 0.000%, 10/01/36 - AGC Insured No Opt. Call 649,141
5,010 0.000%, 10/01/39 - AGC Insured No Opt. Call 2,393,177
6,700 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,454,420
7,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 7,513,525
375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/34, (AMT)
10/27 at 100.00 391,309
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
2,000 5.000%, 10/01/32, (AMT) (c) 10/28 at 100.00 2,112,320
3,290 5.000%, 10/01/36, (AMT) 10/28 at 100.00 3,424,199
2,000 5.000%, 10/01/38, (AMT) 10/28 at 100.00 2,069,100
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/30, (AMT) 10/29 at 100.00 1,069,720
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 4,142,120
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
95 5.000%, 8/01/26, (AMT) 9/23 at 100.00 95,209
595 5.000%, 8/01/31, (AMT) 9/23 at 100.00 596,481
1,585 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019,
5.000%, 7/01/38
7/29 at 100.00 1,665,249
3,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 3,031,230
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
9,035 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,049,908
805 5.000%, 12/31/52, (AMT) 6/27 at 100.00 802,480

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
$ 1,000 5.000%, 7/01/33, (AMT) 1/32 at 100.00 $ 1,069,590
500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 524,820
3,120 4.000%, 7/01/39, (AMT) 1/32 at 100.00 2,874,675
1,500 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,347,990
1,840 5.000%, 12/31/52, (AMT) 12/32 at 100.00 1,851,095
1,500 5.000%, 12/31/57, (AMT) 12/32 at 100.00 1,505,385
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
2,500 4.000%, 1/01/39, (AMT) 1/32 at 100.00 2,282,100
5,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 3,797,500
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
3,000 5.000%, 7/01/36 7/27 at 100.00 3,130,770
1,000 5.000%, 7/01/42 7/27 at 100.00 1,031,430
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 1,031,140
Total Transportation 106,629,854
U.S. Guaranteed - 9.4% (5.7% of Total Investments) (d)
900 Alexandria Industrial Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House Incorporated,
Series 2015, 5.000%, 10/01/50, (Pre-refunded 10/01/25)
10/25 at 100.00 930,798
640 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 645,670
705 Chesapeake Bay Bridge and Tunnel Commission, Virginia, General
Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 -
NPFG Insured, (ETM)
No Opt. Call 716,414
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 103,130
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33,
(Pre-refunded 10/01/27)
10/27 at 100.00 1,078,580
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 715,743
1,965 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 2,029,668
1,000 Fairfax County Economic Development Authority, Virginia, Residential
Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%,
12/01/47, (Pre-refunded 12/01/23)
12/23 at 100.00 1,003,790
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,415 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,523,375
1,010 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 1,087,356
1,000 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,076,590
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
2,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 2,167,720
1,000 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 1,104,020
1,630 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/30, (Pre-refunded 3/01/27)
3/27 at 100.00 1,737,319
600 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien Series 2013A, 5.000%, 10/01/24 - AGM
Insured, (ETM)
No Opt. Call 600,930
1,460 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 1,492,981

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NPV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
$ 2,335 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 $ 2,345,508
Total U.S. Guaranteed 20,359,592
Utilities - 10.2% (6.1% of Total Investments)
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,300,000
1,675 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,677,361
1,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 1,046,620
3,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 3,045,330
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,921,800
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 858,060
Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A:
5,000 5.000%, 1/15/33 1/26 at 100.00 5,184,900
1,000 5.000%, 1/15/35 1/26 at 100.00 1,032,850
725 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47
1/34 at 100.00 783,292
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
10/23 at 100.00 716,320
1,500 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
10/23 at 100.00 1,384,440
Total Utilities 21,950,973
Total Municipal Bonds
(cost $340,599,427) 358,289,247
Total Long-Term Investments
(cost $340,599,427) 358,289,247
Floating Rate Obligations - (8.8)%   (18,950,000)
VRDP Shares, Net - (59.2)% (e) (127,697,543)
Other Assets & Liabilities, Net - 1.9% 4,068,643
Net Assets Applicable to Common Shares - 100% $ 215,710,347

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ –
$
358,289,247 $ –
$
358,289,247
Total
$ –
$
358,289,247 $ –
$
358,289,247
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) VRDP Shares, Net as a percentage of Total Investments is 35.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.